LOAN SERVICING (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	$ 161,541,000	$ 136,206,000
Custodial balances maintained in connection with the foregoing loan servicing	1,700,000	2,800,000
Net servicing (loss)	338,000	(66,000)
FHLMC [Member]
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	154,000	235,000
FNMA [Member]
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	150,670,000	127,677,000
Other investors [Member]
Mortgage loan servicing portfolios [Abstract]
Loans serviced for others	$ 10,717,000	$ 8,294,000